SIGNIFICANT ACCOUNTING POLICIES (Schedule of Reconciliation of Cash and Restricted Cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies Schedule Of Property And Equipment Estimated Useful Lives 111 Details Abstract
Cash and cash equivalents	$ 88,753	$ 51,602
Restricted cash	14,699	9,472
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 103,452	$ 61,074	$ 54,845	$ 15,917